Filed Pursuant to Rule 497(e)
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS
Brookfield Global Renewables & Sustainable Infrastructure Fund
(the “Fund”)

Supplement dated July 29, 2025, to the Fund’s Prospectus and SAI, each dated April 30, 2025

On July 28, 2025, the Board of Trustees of the Fund approved a change in the name and 80% Policy of the Fund, along with corresponding changes in the principal investment strategies of the Fund. As described in the Fund’s Prospectus, the Fund may change the 80% Policy without shareholder approval and will provide shareholders with written notice at least 60 days prior to the implementation of any such changes. This supplement reflects the changes to the Fund’s 80% Policy. These changes will become effective on September 30, 2025.

Accordingly, effective September 30, 2025, the following changes are hereby made to the Prospectus and SAI, as applicable:

Brookfield Global Renewables & Sustainable Infrastructure Fund is renamed Brookfield Next Generation Infrastructure Fund, and all references to the “Renewables Fund” are hereby deleted and replaced with the “Next Generation Fund.”

On pages 22-23 of the Prospectus, the first five paragraphs under the heading “Principal Investment Strategies” are hereby deleted and replaced with the following:

“The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”). Under normal market conditions, at least 40% of the Fund’s net assets, plus borrowings for investment purposes, may be invested in publicly traded securities of infrastructure companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements, and the Fund will maintain exposure to securities of infrastructure companies in the United States and in at least three countries outside the United States. The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country. The Fund may also invest, as a principal strategy, up to 25% of its net assets in infrastructure companies organized as master limited partnerships (“MLPs”).

As the infrastructure investment landscape rapidly evolves due to structural growth trends from the deglobalization, decarbonization, and digitalization of the world economy, traditional and industrial service infrastructure companies are becoming leaders in implementing innovations to create the next generation of essential services. The Fund’s focus on this next generation opportunity across the infrastructure investment landscape consists of innovative infrastructure companies meeting the dynamic needs created by these global trends. The business activities of these infrastructure companies are detailed below.

For purposes of the 80% Policy, an infrastructure company is any company that makes or derives at least 50% of its recurring revenues, cash flows, or Regulated Asset Base (defined below) from, and has committed at least 50% of its future capital expenditures to, infrastructure business activities, including any, or a combination of, the following business activities:

●	Power production, including renewables (e.g., wind, solar, hydroelectric), low-to-zero carbon energy production (e.g., nuclear, biomass, and other forms of clean energy), and reliable baseload (e.g., gas);

●	Electric & gas transmission and distribution networks;

●	“Circular economy” products and systems (i.e., products and systems designed to minimize waste and enable greater recycling and reuse of materials), including, water utilities systems, waste systems, and other energy recapture and recycling systems (e.g., methane capture for renewable natural gas);

●	Sustainable solutions design and implementation, such as grid modernization, smart grid technology, energy efficiency, electricity storage (e.g., batteries, fuel cells, etc.), and/or equipment manufacturing for power production (both large-scale and behind-the-meter); and/or

●	Data infrastructure (e.g., communication towers, data centers).

“Regulated Asset Base” means the value of the asset base from which an infrastructure company, such as a utility company, is permitted to earn an allowed rate of return on its investment, as set by relevant regulatory authorities. The Regulated Asset Base may include the value of water, gas and electricity transmission and distribution lines, certain generation assets, gas mains, water treatment facilities and meters, as well as other assets. Where applicable, the Regulated Asset Base model sets a value on a company’s invested capital, which in turn determines the total revenues that such company is permitted to earn.

The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.”

On pages 36-37 of the Prospectus, under the heading “ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES, AND RELATED RISKS,” the heading titled “RENEWABLES FUND” and the following ten paragraphs are hereby deleted and replaced with the following:

“NEXT GENERATION Fund

The Brookfield Next Generation Infrastructure Fund (the “Fund,” or the “Next Generation Fund”) seeks total return through growth of capital and current income. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is not fundamental and may be changed without shareholder approval. Shareholders will be provided with at least 60 days’ prior written notice of any change in the Fund’s investment objective.

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”). Under normal market conditions, at least 40% of the Fund’s net assets, plus borrowings for investment purposes, may be invested in publicly traded securities of infrastructure companies whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements, and the Fund may maintain exposure to securities of infrastructure companies in the United States and in at least three countries outside the United States. The Fund considers an issuer’s “primary operations” to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country. The Fund may also invest, as a principal strategy, up to 25% of its net assets in infrastructure companies organized as master limited partnerships (“MLPs”).

As the infrastructure investment landscape rapidly evolves due to structural growth trends from the deglobalization, decarbonization, and digitalization of the world economy, traditional and industrial service infrastructure companies are becoming leaders in implementing innovations to create the next generation of essential services. The Fund’s focus on this next generation opportunity across the infrastructure investment landscape consists of innovative infrastructure companies meeting the dynamic needs created by these global trends. The business activities of these infrastructure companies are detailed below.

For purposes of the 80% Policy, an infrastructure company is any company that makes or derives at least 50% of its recurring revenues, cash flows, or Regulated Asset Base (defined below) from, and has committed at least 50% of its future capital expenditures to, infrastructure business activities, including any, or a combination of, the following business activities:

●	Power production, including renewables (e.g., wind, solar, hydroelectric), low-to-zero carbon energy production (e.g., nuclear, biomass, and other forms of clean energy), and reliable baseload (e.g., gas);

●	Electric & gas transmission and distribution networks;

●	“Circular economy” products and systems (i.e., products and systems designed to minimize waste and enable greater recycling and reuse of materials), including, water utilities systems, waste systems, and other energy recapture and recycling systems (e.g., methane capture for renewable natural gas);

●	Sustainable solutions design and implementation, such as grid modernization, smart grid technology, energy efficiency, electricity storage (e.g., batteries, fuel cells, etc.), and/or equipment manufacturing for power production (both large-scale and behind-the-meter); and/or

●	Data infrastructure (e.g., communication towers, data centers).

“Regulated Asset Base” means the value of the asset base from which an infrastructure company, such as a utility company, is permitted to earn an allowed rate of return on its investment, as set by relevant regulatory authorities. The Regulated Asset Base may include the value of water, gas and electricity transmission and distribution lines, certain generation assets, gas mains, water treatment facilities and meters, as well as other assets. Where applicable, the Regulated Asset Base model sets a value on a company’s invested capital, which in turn determines the total revenues that such company is permitted to earn.

The Fund may change the 80% Policy without shareholder approval. The Fund will provide shareholders with written notice at least 60 days prior to the implementation of any such changes.

The Fund may invest up to 25% of its net assets, plus borrowings for investment purposes, in publicly traded securities of infrastructure companies, whose primary operations or principal trading market is in an “emerging market.” In selecting the Fund’s emerging market securities, the Adviser primarily looks to the emerging market countries that are included in the MSCI Emerging Markets Index (USD), which currently include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. The Fund may invest in securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). In addition, the Fund may invest up to 15% of its net assets in securities deemed illiquid. The Fund retains the ability to invest in infrastructure companies of any market size capitalization.

The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows. The Adviser also draws upon the expertise and knowledge within Brookfield Asset Management ULC and its affiliates, which provides extensive owner/operator insights into industry drivers and trends. The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis and review of sector and industry trends. The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation. The proprietary research may include an assessment of a company’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. The Fund may sell a security that becomes overvalued or no longer offers an attractive risk/reward profile. A security may also be sold due to changes in portfolio strategy or cash flow needs. The allocation of capital across asset classes and strategies will vary upon market opportunity and other factors.

The Adviser believes that, due to their nature, infrastructure assets are critical to support sustainable economic development and are characterized by strong competitive positions with high barriers to entry, stable cash flows, inflation-correlated revenues or large asset bases. The Adviser also believes that the broad environment for investment in global renewables and sustainable infrastructure securities is favorable, and generally expects favorable trends in this sector to continue. These trends include growing interest in global renewables and sustainable infrastructure investments by institutional investors, increasing interest in and allocation to alternative investments and increasing demand for equities that produce income or have an asset-owning quality and for investments that can potentially deliver reasonable returns that have a low correlation to the broader equity markets. In addition, the combination of investors pursuing global infrastructure portfolios and the establishment of new renewables and sustainable infrastructure markets marks a significant structural change to the global infrastructure securities industry, and the Adviser expects to present attractive opportunities going forward.

The Fund makes investments that will result in the concentration (as that term is used in the 1940 Act) of its assets. Under normal market conditions, the Fund will invest more than 25% of its total assets in the renewable and sustainable infrastructure industry. The policy of concentration is a fundamental policy. This fundamental policy and the investment restrictions described in the Statement of Additional Information under the caption “Investment Restrictions” cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. Such majority vote requires the approval of the lesser of (i) 67% of the Fund’s shares represented at a meeting at which more than 50% of the Fund’s shares outstanding are represented, whether in person or by proxy, or (ii) more than 50% of the outstanding shares.”

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus or SAI.

Please retain this Supplement for reference.

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